CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 1,824	$ 909
Accounts receivable	500	5
Prepaid expenses and other current assets	192	128
Total current assets	2,516	1,042
Intangible assets	6,700	6,700
Total assets	9,216	7,742
Current liabilities:
Accounts payable	687	1,614
Accrued payroll and employee benefits	183	1,505
Accrued interest		147
Other accrued liabilities	1,072	1,315
Accrued restructuring		12
Notes payable		1,615
Other debt		8
Total current liabilities	1,942	6,216
Fair value liability for price adjustable warrants	9,225	5,226
Fair value of stock to be issued to settle liabilities	75	1,019
Deferred tax liabilities	2,345	2,345
Total liabilities	13,587	14,806
Commitments and contingencies
Stockholders' deficit:
Preferred stock, $.01 par value; 100,000 shares authorized, 0 and 1,200 shares of Series C convertible preferred stock issued and outstanding at December 31, 2013 and 2014, respectively (preference in liquidation of Series C convertible preferred stock of $6,000,000 at December 31, 2014)
Common stock, $0.006 par value; 180,000,000 shares authorized, 16,937,661 and 25,523,216 shares issued and outstanding at December 31, 2013 and 2014, respectively	153	102
Additional paid-in capital	333,264	324,145
Accumulated deficit	(337,788)	(331,311)
Total stockholders' deficit	(4,371)	(7,064)
Total liabilities and stockholders' deficit	$ 9,216	$ 7,742